Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 2) $ / shares in Units, $ in Thousands, R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 1998	Dec. 31, 2018 USD ($) Kilogram $ / Fees shares	Dec. 31, 2001	Dec. 31, 2018 ARS ($) shares	Dec. 14, 2018 BRL (R$)	Dec. 31, 2017 shares	Dec. 31, 2006 $ / shares shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares		1,500,000,000		1,500,000,000
Insurance granted by Guarantee letter of CAAP signed with Zurich Brazil | R$					R$ 224
ARGENTINA | AA2000
Schedule Of Commitment [Line Items]
Minimum amount for civil liability insurance policy provision		$ 7,900		$ 300
Clivil liability insurance premium paid		$ 500,000
Number of preferred shares convertible into common shares | shares							496,161,413
Nominal value of each convertible preferred share | $ / shares							$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion							12.50%
Percentage of nominal value of preferred shares as accrued annual dividend							2.00%
Initial term of concession agreement	30 years		20 years
Concesssion agreement extension period	10 years	10 years
ARGENTINA | AA2000 | Preference shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares		629,252,640		629,252,640		616,914,353
ARGENTINA | NQN
Schedule Of Commitment [Line Items]
Concesssion agreement extension period		5 years
URUGUAY | Puerta del Sur
Schedule Of Commitment [Line Items]
Initial term of concession agreement		20 years
Concesssion agreement extension period		10 years
Annual fee required to pay government higher of stated amount as per first condition		$ 4,401
Annual fee required to pay government, number of work units required, as per second condition | Kilogram		100
Annual fee required to pay government, per unit value required, as per second condition | $ / Fees		0.00405
Guarantee securing completion of construction work of new terminal		$ 1,500
Performance guarantee		$ 6,000
Period for performance guarantee returned after expiration of concession agreement		6 months
Minimum coverage amount		$ 250,000